COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Feb. 28, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
February 2022	$ 30,372
February 2023	30,541
February 2024	24,966
February 2025	18,301
February 2026	11,893
Thereafter	18,664
Total	$ 134,737